Dividends Paid And Proposed (Tables)	12 Months Ended
Dec. 31, 2022
Equity [abstract]
Disclosure of Detailed Information About Dividends Explanatory

	2022 € '000s	2021 € '000s	2020 € '000s
Cash dividends on ordinary shares declared and paid:
Final dividend	—	—	10,000
	—	—	10,000

Dividend per share	—	—	0.18